FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

16) FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a) Fair Value Measurements

At December 31, 2022, the carrying value of cash and cash equivalents, accounts receivable and accounts payable approximated their fair value due to the short-term nature of these instruments. The fair values of the bank credit facilities approximate their carrying values as they bear interest at floating rates and the credit spread approximates current market rates.

At December 31, 2022, the senior notes had a carrying value of $203.2 million and a fair value of $189.5 million (December 31, 2021 – $303.8 million and $304.1 million, respectively). The fair value of the senior notes is estimated based on the amount that Enerplus would have to pay a third party to assume the debt, including the credit spread for the difference between the issue rate and the period end market rate. The period end market rate is estimated by comparing the debt to new issuances (secured or unsecured) and secondary trades of similar size and credit statistics for both public and private debt.

At December 31, 2022, the loan receivable had a carrying value of $31.1 million and a fair value of $31.6 million (December 31, 2022 – nil). The fair value of the loan receivable is estimated based on the amount that Enerplus would receive from a third party to assume the loan, including the difference between the coupon rate and the period end market rate for loan receivables of similar terms and credit risk.

The fair value of marketable securities are considered level 1 fair value measurements, while the derivative contracts, senior notes, bank credit facilities and loan receivable are considered level 2 fair value measurements. There were no transfers between fair value hierarchy levels during the year.

b) Derivative Financial Instruments

The derivative financial assets and liabilities on the Consolidated Balance Sheets result from recording derivative financial instruments at fair value.

The following table summarizes the change in fair value associated with equity and commodity contracts for the respective years:

				Income
Gain/(Loss) ($ thousands)	2022	2021	2020	Statement Presentation
Equity Swaps	$1,008	$1,870	$(964)	G&A expense
Commodity Contracts:
Crude oil	125,842	(111,655)	(19,891)	Commodity derivative
Natural gas	23,676	249	2,781	instruments
Total Unrealized Gain/(Loss)	$150,526	$(109,536)	$(18,074)

The following table summarizes the effect of Enerplus’ commodity contracts on the Consolidated Statements of Income/(Loss):

($ thousands)	2022	2021	2020
Unrealized change in fair value gain/(loss)	$149,518	$(111,406)	$(17,110)
Net realized cash gain/(loss)	(347,204)	(163,026)	92,852
Commodity contracts gain/(loss)	$(197,686)	$(274,432)	$75,742

The following table summarizes the presentation of fair values on the Consolidated Balance Sheets:

	December 31, 2022		December 31, 2021
	Assets	Liabilities	Assets	Liabilities
($ thousands)	Current	Current	Current	Current	Long-term
Equity Swaps	$—	$—	$—	$969	$—
Commodity Contracts:
Crude oil	9,834	10,421	1,771	141,364	7,098
Natural gas	26,708	—	3,897	867	—
Total	$36,542	$10,421	$5,668	$143,200	$7,098

The fair value of commodity contracts and the equity swaps is estimated based on commodity and option pricing models that incorporate various factors including forecasted commodity prices, volatility and the credit risk of the entities party to the contract. Changes and variability in commodity prices over the term of the contracts can result in material differences between the estimated fair value at a point in time and the actual settlement amounts.

At December 31, 2022, the fair value of Enerplus’ commodity contracts totaled a net asset of $26.1 million (December 31, 2021 – net liability $143.7 million). This balance included a liability of $10.1 million (December 31, 2021 – $40.2 million) related to Bruin contracts, with $2.7 million (December 31, 2021 – $22.8 million) remaining from the original $76.4 million liability acquired from Bruin on March 10, 2021.

c) Risk Management

In the normal course of operations, Enerplus is exposed to various market risks, including commodity prices, foreign exchange, interest rates, equity prices, credit risk, liquidity risk, and the risks associated with environmental/climate change risk, social and governance regulation, and compliance.

i) Market Risk

Market risk is comprised of commodity price, foreign exchange, interest rate and equity price risk.

Commodity Price Risk:

Enerplus manages a portion of commodity price risk through a combination of financial derivative and physical delivery sales contracts. Enerplus’ policy is to enter into commodity contracts subject to a maximum of 80% of forecasted production volumes.

The following tables summarize Enerplus’ price risk management positions at February 22, 2023:

Crude Oil Instruments:

Instrument Type(1)(2)
	Jan 1, 2023 - Jun 30, 2023		Jul 1, 2023 - Oct 31, 2023		Nov 1, 2023 - Dec 31, 2023
	bbls/day	$/bbl	bbls/day	$/bbl	bbls/day	$/bbl
WTI Purchased Put	15,000	79.33	5,000	85.00	5,000	85.00
WTI Sold Put	15,000	61.67	5,000	65.00	5,000	65.00
WTI Sold Call	15,000	114.31	5,000	128.16	5,000	128.16
Brent – WTI Spread	10,000	5.47	10,000	5.47	10,000	5.47
WTI Purchased Swap	250	64.85	250	64.85	—	—
WTI Sold Swap(3)	250	42.10	250	42.10	—	—
WTI Purchased Put(3)	2,000	5.00	2,000	5.00	2,000	5.00
WTI Sold Call(3)	2,000	75.00	2,000	75.00	2,000	75.00
(1)	The total average deferred premium spent on the Company’s outstanding crude oil contracts is $1.25/bbl from January 1, 2023 – December 31, 2023.
(2)	Transactions with a common term have been aggregated and presented at weighted average prices and volumes.
(3)	Outstanding commodity derivative instruments acquired as part of the Bruin Acquisition.

Natural Gas Instruments:

Instrument Type(1)	Jan 1, 2023 – Jan 31, 2023		Feb 1, 2023 – Feb 28, 2023		Mar 1, 2023 – Mar 31, 2023
	MMcf/day	$/Mcf	MMcf/day	$/Mcf	MMcf/day	$/Mcf
NYMEX Purchased Swap	—	—	120.0	3.10	120.0	2.44
NYMEX Purchased Put	120.0	6.27	120.0	6.27	120.0	6.27
NYMEX Sold Call	120.0	18.17	120.0	18.17	120.0	18.17
TZ6 NNY Basis Swap	—	—	—	—	12.5	0.41
(1)	Transactions with a common term have been aggregated and presented at weighted average prices/Mcf.

Instrument Type(1)	Apr 1, 2023 – Oct 31, 2023
	MMcf/day	$/Mcf
NYMEX Purchased Put	50.0	4.05
NYMEX Sold Call	50.0	7.00
(1)	Transactions with a common term have been aggregated and presented at weighted average prices/Mcf.

Foreign Exchange Risk & Net Investment Hedge:

Enerplus is exposed to foreign exchange risk as it relates to certain activity transacted in Canadian or United States dollars. Enerplus has a U.S. dollar reporting currency, however Enerplus’ parent company has a Canadian functional currency until December 31, 2022. Activity in the Canadian parent company that is transacted in U.S. dollars results in realized and unrealized foreign exchange gains and losses and is recorded on the Consolidated Statements of Income/(Loss).

Enerplus may designate certain U.S. dollar denominated debt held in the parent entity as a hedge of its net investment in its U.S. subsidiary, which has a U.S. dollar functional currency. The unrealized foreign exchange gains and losses arising from the translation of the debt are recorded in Other Comprehensive Income/(Loss), net of tax, and are limited by the cumulative translation gain or loss on the net investment in the foreign subsidiary. At December 31, 2022, $203.2 million of senior notes and the $56.3 million drawn on the bank credit facilities were designated as net investment hedges (2021 – $303.8 million of senior notes and $400 million of the term loan). For the year ended December 31, 2022, Other Comprehensive Income/(Loss) included an unrealized loss of $26.5 million on Enerplus’ U.S. denominated senior notes and bank credit facilities (2021 – $4.1 million gain and 2020 – $1.8 million gain).

Interest Rate Risk:

The Company’s senior notes bear interest at fixed rates while the bank credit facilities bear interest at floating rates.  At December 31, 2022, approximately 78% of Enerplus’ debt was based on fixed interest rates and 22% on floating interest rates (December 31, 2021 – 43% fixed and 57% floating), with weighted average interest rates of 4.2% and 5.7%, respectively (December 31, 2021 – 4.2% and 1.9%, respectively). At December 31, 2022 and 2021, Enerplus did not have any interest rate derivatives outstanding.

Equity Price Risk:

Enerplus is exposed to equity price risk in relation to its long-term incentive plans detailed in Note 15. The Company may enter into various equity swaps to fix the future settlement cost on a portion of its cash settled LTI plans. At December 31, 2022, Enerplus did not have any equity swaps outstanding.

ii) Credit Risk

Credit risk represents the financial loss Enerplus would experience due to the potential non-performance of counterparties to its financial instruments. Enerplus is exposed to credit risk mainly through its joint venture, marketing, divestments and financial counterparty receivables. Enerplus has appropriate policies and procedures in place to manage its credit risk; however, given the volatility in commodity prices, Enerplus is subject to an increased risk of financial loss due to non-performance or insolvency of its counterparties.

Enerplus mitigates credit risk through credit management techniques, including conducting financial assessments to establish and monitor counterparties’ credit worthiness, setting exposure limits, monitoring exposures against these limits and obtaining  financial assurances such as letters of credit, parental guarantees, or third party credit insurance where warranted. Enerplus monitors and manages its concentration of counterparty credit risk on an ongoing basis.

The Company’s maximum credit exposure consists of the carrying amount of its non-derivative financial assets and the fair value of its derivative financial assets. At December 31, 2022, approximately 90% of Enerplus’ marketing receivables were with companies considered investment grade (December 31, 2021 – 83%).

Enerplus actively monitors past due accounts and takes the necessary actions to expedite collection, which can include withholding production, netting amounts off future payments or seeking other remedies including legal action. Should Enerplus determine that the ultimate collection of a receivable is in doubt, it will provide the necessary provision in its allowance for doubtful accounts with a corresponding charge to earnings. If Enerplus subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account. Enerplus’ allowance for doubtful accounts balance at December 31, 2022 was $2.9 million (December 31, 2021 – $3.9 million).

iii) Liquidity Risk & Capital Management

Liquidity risk represents the risk that Enerplus will be unable to meet its financial obligations as they become due. Enerplus mitigates liquidity risk through actively managing its capital, which it defines as debt (net of cash and cash equivalents) and shareholders’ capital. Enerplus’ objective is to provide adequate short- and longer-term liquidity while maintaining a flexible capital structure to sustain the future development of its business. Enerplus strives to balance the portion of debt and equity in its capital structure given its current crude oil and natural gas assets and planned investment opportunities.

Management monitors a number of key variables with respect to its capital structure, including debt levels, capital spending plans, dividends, share repurchases, access to capital markets, as well as acquisition and divestment activity.

At December 31, 2022, Enerplus was in full compliance with all covenants under the bank credit facilities and outstanding senior notes. If the Company breaches or anticipates breaching its covenants, the Company may be required to repay, refinance, or renegotiate the terms of the debt.

iv) Climate Change Risk

The following provides certain considerations as to the impact of climate change on the amounts recorded in the financial statements for the year ended December 31, 2022. The below is not a comprehensive list or analysis of all climate change impacts and risks. In addition, the focus is with respect to the impact of climate change on amounts recognized in the Company’s financial statements as at and for the year ended December 31, 2022.

Changing regulation

Emissions, carbon and other regulations impacting climate and climate related matters are constantly evolving. The Canadian Securities Administrators have issued proposed National Instrument 51-107 Disclosure of Climate-related Matters and the U.S. Securities and Exchange Commission has issued proposed Rule 33-11042 The Enhancement and Standardization of Climate-Related Disclosures for Investors. The cost to comply with these standards, and others that may be developed or evolve over time, has not been quantified.

Impact of climate events and change on amounts recorded in the 2022 financial statements

Reserves:

The Company engages a third party external reserve engineer to review the reserve report. Enerplus considers the impact of the evolving worldwide demand for energy and global advancement of alternative sources of energy that are not sourced from fossil fuels in its assessment of economic recovery of crude oil and natural gas reserves. The reserve report includes anticipated impacts from emissions related taxes, most notably the reserve report includes estimated carbon tax related to the Company’s operations.

Ceiling test:

Given the prescriptive nature of the ceiling test and depletion calculations, climate change risk is only considered in the determination of reserves, which will impact the ceiling test and depletion calculations. At December 31, 2022, no impairment was recorded as a result of the ceiling test completed. See Note 6 for further detail.

Expenditures on property, plant and equipment:

The Company incurs capital expenditures related to emissions reduction initiatives. The extent of spending on projects directly linked to reducing the climate impact of the Company’s operations will vary, however, management anticipates funding future projects through cash flow from operations and bank credit facilities.

Current assets and current liabilities:

These amounts are short term in nature and management is not aware of any material impacts on these items related to climate change and climate events. The Company did not experience material credit losses on its accounts receivable during 2022.

Access to Capital:

There is risk that access to capital may be restricted to the oil and gas industry. Management plans to continue to monitor and adjust the capital structure where necessary. At December 31, 2022, Enerplus had two SLL bank credit facilities with three sustainability performance targets. See Note 8 for further detail.

Physical effects of climate events (i.e. fire, flood, extreme weather) on the financial results

The Company’s financial results for 2022 were not materially impacted by a climate event.